Initial Public Offering (Details Narrative) - IPO [Member]	May 27, 2025 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares	7,500,000
Sale of units per share | $ / shares	$ 10.00